UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 1677

John Hancock Capital Series
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P Ouellette, Senior Counsel and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

# John Hancock International Classic Value Fund

QUARTERLY PORTFOLIO HOLDINGS

1.31.2009

John Hancock International Classic Value Fund
Securities owned by the Fund on
January 31, 2009 (Unaudited)

Issuer	Shares	Value

Common stocks 94.52%		$7,511,449
(Cost $16,263,280)

Austria 1.87%		148,348
Amcor, Ltd. (Paper Packaging)	43,825	148,348

Bermuda 5.19%		412,464
RenaissanceRe Holdings, Ltd. (Reinsurance)	5,150	230,154
Tyco Electronics, Ltd. (Electronic Manufacturing Services)	12,875	182,310

Canada 1.79%		141,933
Magna International, Inc. (Class A) (Auto Parts & Equipment)	5,100	141,933

Finland 2.48%		197,330
Nokia OYJ (Communications Equipment)	16,100	197,330

France 14.53%		1,154,781
Alcatel-Lucent (Communications Equipment)	134,500	264,045
Credit Agricole SA (Diversified Banks)	23,896	289,268
Natixis (Diversified Banks)	37,075	57,602
Publicis Groupe SA (Advertising)	10,425	244,137
Thales SA (Aerospace & Defense)	2,000	88,492
Vivendi Universal SA (Movies & Entertainment)	8,200	211,237

Germany 0.93%		73,595
Henkel AG & Co. KGaA (Household Products)	2,850	73,595

Greece 1.13%		89,973
Public Power Corp. (Electric Utilities)	5,375	89,973

Hong Kong 1.39%		110,566
Johnson Electric Holdings, Ltd. (Electrical Components & Equipment)	523,975	110,566

Japan 23.50%		1,867,356
Aisin Seiki Co., Ltd. (Auto Parts & Equipment)	14,316	192,545
Canon, Inc. (Office Electronics)	5,800	158,259
Ibiden Co., Ltd. (Electronic Components)	2,650	53,616
Mitsubishi UFJ Financial Group, Inc. (Diversified Banks)	58,625	325,212
Nippon Television Network Corp. (Broadcasting & Cable TV)	1,000	102,627
Ricoh Co., Ltd. (Office Electronics)	15,600	190,377
Sumitomo Mitsui Financial Group, Inc. (Diversified Banks)	8,600	340,829
Sumitomo Rubber Industries, Ltd. (Tires & Rubber)	26,850	168,655
THK Company, Ltd. (Industrial Machinery)	11,900	151,048
Tokyo Electron, Ltd. (Semiconductor Equipment)	5,025	184,188

Netherlands 11.98%		952,432
Aegon NV (Life & Health Insurance)	29,626	154,937
ING Groep NV (Diversified Financial Services)	26,050	214,992
European Aeronautic Defence and Space Company (Aerospace & Defense)	9,825	171,007
Koninklijke (Royal) Philips Electronics NV (Industrial Conglomerates)	18,425	334,895
Unilever NV (Packaged Foods & Meats)	3,475	76,601

Norway 1.10%		87,156
Den Norske Bank (Diversified Banks)	25,700	87,156

Puerto Rico 1.13%		90,009
Popular, Inc. (Regional Banks)	32,850	90,009

John Hancock International Classic Value Fund
Securities owned by the Fund on
January 31, 2009 (Unaudited)

Russia 0.81%		64,540
Gazprom OAO (Integrated Oil & Gas)	5,000	64,540

South Korea 6.35%		504,993
KB Financial Group, Inc. (Diversified Banks) (I)	9,175	246,067
Korea Electric Power Corp. (Electric Utilities)	4,210	85,076
Samsung Electronics Co., Ltd. (Semiconductors)	500	173,850

Switzerland 6.98%		554,654
Clariant AG (Specialty Chemicals)	39,575	196,403
UBS AG (Diversified Capital Markets)	28,568	358,251

United Kingdom 13.36%		1,061,319
Aviva PLC (Multi-Line Insurance)	51,800	234,015
British Sky Broadcasting Group PLC (Cable & Satellite)	28,250	202,050
GlaxoSmithKline PLC (Pharmaceuticals)	16,425	289,688
HSBC Holdings PLC (Diversified Banks)	22,401	173,804
Rentokil Initial PLC (Environmental & Facilities Services)	166,650	102,168
Royal Bank of Scotland Group PLC (Diversified Banks)	189,292	59,594

Rights 5.19%		$412,351
(Cost $457,875)

Italy 5.19%		412,351
Finmeccanica SpA (Aerospace & Defense) (I)	26,361	412,351

Total investments (Cost $16,721,155) † 99.71%		$7,923,800

Other assets and liabilities, net 0.29%		$23,197

Total net assets 100.00%		$7,946,997

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

(I) Non-income producing security.

† At January 31, 2009, the aggregate cost of investment securities for federal income tax purposes was $16,855,345. Net unrealized depreciation aggregated $8,931,545, of which $41,865 related to appreciated investment securities and $8,973,410 related to depreciated investment securities.

Notes to financial statements

Security valuation
Investments are stated at value as of the close of the regular trading on New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are value based on broker quotes or fair valued as described below. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157 (FAS 157). FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3

The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2009:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*

Level 1 – Quoted Prices	$890,473	-
Level 2 – Other Significant Observable Inputs	7,033,327	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$7,923,800	-

* Other financial instruments are derivative instruments not reflected in the Fund of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Foreign currency translation
The books and records of the Fund are maintained in U.S. Dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which they invest. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation.

Risks and uncertainties
Sector risk — financial industry
Fund performance will be closely tied to a single sector of the economy, which may underperform other sectors over any given period of time. Financial services companies can be hurt by economic declines, changes in interest rates, regulatory and market impacts. Accordingly, the concentration may make the Fund’s value more volatile and investment values may rise and fall more rapidly.

Risks associated with foreign investments
Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of Funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be

4

less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

Small and medium size company risk
Stocks of small and medium-size companies tend to be more volatile than those of large companies, and may underperform stocks of large companies. Small and mid-cap companies may have limited product lines or markets, less access to financial resources or less operating experience, or may depend on a few key employees. Given this, small and mid-cap stocks may be thinly traded, leading to additional liquidity risk due to the inabilities to trade in large volume.

5

# For more information

**Trustees**
Patti McGill Peterson, *Chairperson*
James R. Boyle†
James F. Carlin
William H. Cunningham*
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky
†Non-Independent Trustee
*Member of the Audit Committee

**Officers**
Keith F. Hartstein
*President and Chief Executive Officer*

Thomas M. Kinzler
*Secretary and Chief Legal Officer*

Francis V. Knox, Jr.
*Chief Compliance Officer*

Charles A. Rizzo
*Chief Financial Officer*

Gordon M. Shone
*Treasurer*

John G. Vrysen
*Chief Operating Officer*

**Investment adviser**
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

**Subadviser**
Pzena Investment Management, LLC
120 West 45th Street, 20th Floor
New York, NY 10036

**Principal distributor**
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

**Custodian**
State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

**Transfer agent**
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

**Legal counsel**
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

**How to contact us**

| | | |
|---|---|---|
| **Internet** | www.jhfunds.com | |
| **Mail** | **Regular mail:**<br>John Hancock Signature Services, Inc.<br>P.O. Box 9510<br>Portsmouth, NH 03802-9510 | **Express mail:**<br>John Hancock Signature Services, Inc.<br>Mutual Fund Image Operations<br>164 Corporate Drive<br>Portsmouth, NH 03801 |
| **Phone** | Customer service representatives<br>EASI-Line<br>TDD line | **1-800-225-5291**<br>**1-800-338-8080**<br>**1-800-554-6713** |

This report is for the information of the shareholders of John Hancock International Classic Value Fund.

190Q1 1/09
3/09

John Hancock

MUTUAL FUNDS

# John Hancock U.S. Global Leaders Growth Fund

QUARTERLY PORTFOLIO HOLDINGS

1.31.2009

John Hancock U.S. Global Leaders Growth Fund
Securities owned by the Fund on
January 31, 2009 (Unaudited)

Issuer	Shares	Value

Common stocks 99.77%		$523,328,436
(Cost $619,723,679)

Application Software 3.28%		17,205,294
SAP AG, ADR	486,300	17,205,294

Asset Management & Custody Banks 3.60%		18,908,038
State Street Corp.	812,550	18,908,038

Biotechnology 5.48%		28,732,748
Genzyme Corp. (I)	416,900	28,732,748

Communications Equipment 4.20%		22,049,810
QUALCOMM, Inc.	638,200	22,049,810

Computer Hardware 3.03%		15,916,958
Apple, Inc. (I)	176,600	15,916,958

Consumer Finance 2.01%		10,566,668
American Express Co.	631,600	10,566,668

Data Processing & Outsourced Services 10.70%		56,151,763
Automatic Data Processing, Inc.	727,450	26,428,258
Visa, Inc. (Class A)	602,300	29,723,505

Fertilizers & Agricultural Chemicals 3.37%		17,676,344
Monsanto Co.	232,400	17,676,344

Food Distributors 3.03%		15,872,709
SYSCO Corp.	712,100	15,872,709

Health Care Distributors 2.20%		11,513,468
Henry Schein, Inc. (I)	307,600	11,513,468

Health Care Equipment 7.07%		37,077,806
Medtronic, Inc.	675,526	22,623,366
Zimmer Holdings, Inc. (I)	397,100	14,454,440

Health Care Supplies 2.12%		11,127,285
Dentsply International, Inc.	413,500	11,127,285

Home Improvement Retail 3.63%		19,030,032
Lowe's Cos., Inc.	1,041,600	19,030,032

Household Products 5.36%		28,094,859
Procter & Gamble Co.	515,502	28,094,859

Internet Retail 4.80%		25,192,606
Amazon.com, Inc. (I)	428,300	25,192,606

Internet Software & Services 3.89%		20,409,974
Google, Inc. (Class A) (I)	60,290	20,409,974

Oil & Gas Equipment & Services 5.17%		27,125,945
National-Oilwell Varco, Inc. (I)	619,850	16,388,834
Schlumberger, Ltd.	263,100	10,737,111

Pharmaceuticals 4.50%		23,614,065
Teva Pharmaceutical Industries, Ltd., ADR	569,700	23,614,065

John Hancock U.S. Global Leaders Growth Fund
Securities owned by the Fund on
January 31, 2009 (Unaudited)

Issuer	Shares	Value

Restaurants 3.25%		17,037,690
Starbucks Corp. (I)	1,804,840	17,037,690

Soft Drinks 7.13%		37,402,009
Coca-Cola Co.	502,200	21,453,984
PepsiCo, Inc.	317,500	15,948,025

Specialty Chemicals 3.07%		16,076,664
Ecolab, Inc. (I)	473,400	16,076,664

Specialty Stores 5.08%		26,626,766
Staples, Inc.	1,670,437	26,626,766

Systems Software 3.80%		19,918,935
Microsoft Corp.	1,164,850	19,918,935

Total investments (Cost $619,723,679)† 99.77%		$523,328,436

Other assets and liabilities, net 0.23%		$1,230,355

Total net assets 100.00%		$524,558,791

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipt

(I) Non-income producing security.

† At January 31, 2009, the aggregate cost of investment securities for federal income tax purposes was $636,273,462. Net unrealized depreciation aggregated $112,945,026 of which $43,324,344 related to appreciated investment securities and $156,269,370 related to depreciated investment securities.

Notes to portfolio of investments

Security valuation
Investments are stated at value as of the close of the regular trading on New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are value based on broker quotes or fair valued as described below.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157 (FAS 157). FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

3

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2009:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*

Level 1 – Quoted Prices	$523,328,436	-
Level 2 – Other Significant Observable Inputs	-	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$523,328,436	-

* Other financial instruments are derivative instruments not reflected in the Fund of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Risks and uncertainties

Concentration Risk
The Fund may concentrate investments in a particular industry, sector of the economy or invest in a limited number of companies. Accordingly, the concentration may make the Fund’s value more volatile and investment values may rise and fall more rapidly. In addition, a fund with a concentration is particularly susceptible to the impact of market, economic, regulatory and other factors affecting the specific concentration.

Sector risk— technology industry
Fund performance will be closely tied to a single sector of the economy, which may underperform other sectors over any given period of time. Technology companies can be hurt by economic declines and other factors. For instance, when economic conditions deteriorate, technology stocks may decline.

4

# For more information

**Trustees**
Patti McGill Peterson, *Chairperson*
James R. Boyle†
James F. Carlin
William H. Cunningham*
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky
†Non-Independent Trustee
*Member of the Audit Committee

**Officers**
Keith F. Hartstein
*President and Chief Executive Officer*

Thomas M. Kinzler
*Secretary and Chief Legal Officer*

Francis V. Knox, Jr.
*Chief Compliance Officer*

Charles A. Rizzo
*Chief Financial Officer*

Gordon M. Shone
*Treasurer*

John G. Vrysen
*Chief Operating Officer*

**Investment adviser**
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

**Subadviser**
Sustainable Growth Advisers, LP
3 Stamford Plaza
301 Tresser Boulevard, Suite 1310
Stamford, CT 06901

**Principal distributor**
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

**Custodian**
State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

**Transfer agent**
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

**Legal counsel**
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

**How to contact us**

| | | |
|---|---|---|
| **Internet** | www.jhfunds.com | |
| **Mail** | **Regular mail:**<br>John Hancock Signature Services, Inc.<br>P.O. Box 9510<br>Portsmouth, NH 03802-9510 | **Express mail:**<br>John Hancock Signature Services, Inc.<br>Mutual Fund Image Operations<br>164 Corporate Drive<br>Portsmouth, NH 03801 |
| **Phone** | Customer service representatives<br>EASI-Line<br>TDD line | **1-800-225-5291**<br>**1-800-338-8080**<br>**1-800-554-6713** |

This report is for the information of the shareholders of John Hancock U.S. Global Leaders Growth Fund.

260Q1 1/09
3/09

John Hancock

MUTUAL FUNDS

# John Hancock Classic Value Fund II

QUARTERLY PORTFOLIO HOLDINGS

1.31.2009

John Hancock Classic Value Fund II
Securities owned by the Fund on
January 31, 2009 (Unaudited)

Issuer	Shares	Value

Common stocks 99.42%		$32,980,940
(Cost $66,156,563)

Advertising 2.06%		682,201
Omnicom Group, Inc.	26,350	682,201

Aerospace & Defense 10.37%		3,441,655
Boeing Co.	22,300	943,513
L-3 Communications Holdings, Inc.	9,250	730,935
Northrop Grumman Corp.	36,725	1,767,207

Apparel Retail 1.59%		527,738
The TJX Cos., Inc.	27,175	527,738

Asset Management & Custody Banks 1.39%		459,990
Franklin Resources, Inc.	9,500	459,990

Auto Parts & Equipment 3.05%		1,012,261
Magna International, Inc. (Class A)	36,373	1,012,261

Communications Equipment 6.08%		2,018,494
Alcatel-Lucent, ADR (I)	609,669	1,201,048
Motorola, Inc.	184,525	817,446

Computer Hardware 1.99%		658,825
Dell, Inc. (I)	69,350	658,825

Consumer Finance 1.92%		637,979
Capital One Financial Corp.	35,475	561,924
Discover Financial Services	10,637	76,055

Department Stores 2.97%		983,644
J.C. Penney Co., Inc.	58,725	983,644

Diversified Banks 5.26%		1,745,729
Comerica, Inc.	11,450	190,757
Mitsubishi UFJ Financial Group, Inc.	151,000	837,645
Sumitomo Mitsui Financial Group, Inc. (I)	18,100	717,327

Diversified Capital Markets 3.12%		1,034,512
UBS AG (I)	82,495	1,034,512

Diversified Financial Services 6.48%		2,149,625
Bank of America Corp.	61,550	404,999
Citigroup, Inc.	150,250	533,387
ING Groep NV	41,425	341,883
JPMorgan Chase & Co.	24,425	623,082
PNC Financial Services Group, Inc.	7,573	246,274

Electric Utilities 1.75%		580,274
Korea Electric Power Corp.	28,715	580,274

Electronic Manufacturing Services 1.41%		467,535
Tyco Electronics, Ltd.	33,018	467,535

Health Care Distributors 5.77%		1,912,720
AmerisourceBergen Corp.	18,325	665,564
Cardinal Health, Inc.	33,125	1,247,156

John Hancock Classic Value Fund II
Securities owned by the Fund on
January 31, 2009 (Unaudited)

Issuer	Shares	Value

Health Care Equipment 1.77%		588,081
Boston Scientific Corp. (I)	66,300	588,081

Home Improvement Retail 1.97%		652,393
Home Depot, Inc.	23,025	495,728
Lowe's Cos., Inc.	8,575	156,665

Homefurnishing Retail 1.35%		449,501
Bed Bath & Beyond, Inc.	19,350	449,501

Industrial Conglomerates 1.62%		537,570
Koninklijke (Royal) Philips Electronics NV	20,650	375,338
Tyco International, Ltd.	7,718	162,232

Integrated Oil & Gas 1.11%		366,800
Petroleo Brasileiro SA, ADR	14,000	366,800

Integrated Telecommunication Services 0.97%		320,676
AT&T, Inc.	13,025	320,676

Investment Banking & Brokerage 3.02%		1,003,408
Morgan Stanley	49,600	1,003,408

Life & Health Insurance 0.73%		241,401
Aegon NV	46,159	241,401

Managed Health Care 2.24%		742,991
Wellpoint, Inc.	17,925	742,991

Movies & Entertainment 2.11%		698,575
Time Warner, Inc.	38,750	361,537
Viacom, Inc. (Class B) (I)	22,850	337,038

Multi-Line Insurance 1.54%		511,720
American International Group, Inc.	32,800	41,984
MetLife, Inc.	16,350	469,736

Multi-Utilities 2.95%		979,824
Sempra Energy	22,350	979,824

Office Electronics 0.77%		256,277
Ricoh Co., Ltd.	21,000	256,277

Oil & Gas Equipment & Services 1.07%		354,025
Baker Hughes, Inc.	10,625	354,025

Oil & Gas Exploration & Production 3.15%		1,046,250
Apache Corp.	13,950	1,046,250

Oil & Gas Refining & Marketing 0.52%		171,855
Valero Energy Corp.	7,125	171,855

Packaged Foods & Meats 1.64%		544,136
Kraft Foods, Inc.	11,550	323,977
Sara Lee Corp.	21,950	220,159

Personal Products 1.52%		503,070
Avon Products, Inc.	24,600	503,070

John Hancock Classic Value Fund II
Securities owned by the Fund on
January 31, 2009 (Unaudited)

Issuer	Shares	Value

Pharmaceuticals 4.75%		1,575,012
Johnson & Johnson	9,100	524,979
Merck & Co., Inc.	25,600	730,880
Schering-Plough Corp.	18,175	319,153

Property & Casualty Insurance 3.75%		1,244,938
ACE, Ltd.	7,025	306,711
Allstate Corp.	36,075	781,745
Chubb Corp.	3,675	156,482

Systems Software 5.66%		1,879,255
CA, Inc.	48,475	872,065
Microsoft Corp.	58,900	1,007,190

Total investments (Cost $66,156,563)† 99.42%		$32,980,940

Other assets and liabilities, net 0.58%		$191,133

Total net assets 100.00%		$33,172,073

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipt

(I) Non-income producing security.

† At January 31, 2009, the aggregate cost of investment securities for federal income tax purposes was $66,352,470. Net unrealized depreciation aggregated $33,371,530 of which $570,174 related to appreciated investment securities and $33,941,704 related to depreciated investment securities.

Notes to portfolio of investments

Security valuation
Investments are stated at value as of the close of the regular trading on New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are value based on broker quotes or fair valued as described below.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157 (FAS 157). FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

4

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2009:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*

Level 1 – Quoted Prices	$28,596,283	-
Level 2 – Other Significant Observable
Inputs	4,384,657	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$32,980,940	-

* Other financial instruments are derivative instruments not reflected in the Fund of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Foreign currency translation

The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not

5

separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which they invest. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation.

Risks and uncertainties

Concentration Risk
The Funds may concentrate investments in a particular industry, sector of the economy or invest in a limited number of companies. Accordingly, the concentration may make the Fund’s value more volatile and investment values may rise and fall more rapidly. In addition, a fund with a concentration is particularly susceptible to the impact of market, economic, regulatory and other factors affecting the specific concentration.

Risks associated with foreign investments Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of Funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

Sector risk — financial industry
Fund performance will be closely tied to a single sector of the economy, which may underperform other sectors over any given period of time. Financial services companies can be hurt by economic declines, changes in interest rates, regulatory and market impacts. Accordingly, the concentration may make the Fund’s value more volatile and investment values may rise and fall more rapidly.

6

# For more information

**Trustees**
Patti McGill Peterson, *Chairperson*
James R. Boyle†
James F. Carlin
William H. Cunningham*
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky
†Non-Independent Trustee
*Member of the Audit Committee

**Officers**
Keith F. Hartstein
*President and Chief Executive Officer*

Thomas M. Kinzler
*Secretary and Chief Legal Officer*

Francis V. Knox, Jr.
*Chief Compliance Officer*

Charles A. Rizzo
*Chief Financial Officer*

Gordon M. Shone
*Treasurer*

John G. Vrysen
*Chief Operating Officer*

**Investment adviser**
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

**Subadviser**
Pzena Investment Management, LLC
120 West 45th Street, 20th Floor
New York, NY 10036

**Principal distributor**
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

**Custodian**
State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

**Transfer agent**
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

**Legal counsel**
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

**How to contact us**

| | | |
|---|---|---|
| **Internet** | www.jhfunds.com | |
| **Mail** | **Regular mail:**<br>John Hancock Signature Services, Inc.<br>P.O. Box 9510<br>Portsmouth, NH 03802-9510 | **Express mail:**<br>John Hancock Signature Services, Inc.<br>Mutual Fund Image Operations<br>164 Corporate Drive<br>Portsmouth, NH 03801 |
| **Phone** | Customer service representatives<br>EASI-Line<br>TDD line | **1-800-225-5291**<br>**1-800-338-8080**<br>**1-800-554-6713** |

This report is for the information of the shareholders of John Hancock Classic Value Fund II.

350Q1 1/09
3/09

John Hancock

MUTUAL FUNDS

# John Hancock Classic Value Fund

QUARTERLY PORTFOLIO HOLDINGS

1.31.2009

John Hancock Classic Value Fund
Securities owned by the Fund on
January 31, 2009 (Unaudited)

Issuer	Shares	Value

Common stocks 98.47%	$1,989,266,151
(Cost $3,678,946,285)

Advertising 2.31%		46,688,084
Omnicom Group, Inc.	1,803,325	46,688,084

Aerospace & Defense 9.26%		187,132,428
Boeing Co.	1,111,975	47,047,662
L-3 Communications Holdings, Inc.	454,500	35,914,590
Northrop Grumman Corp.	2,164,800	104,170,176

Apparel Retail 1.15%		23,190,879
TJX Cos., Inc.	1,194,175	23,190,879

Auto Parts & Equipment 3.51%		70,840,736
Magna International, Inc., (Class A)	2,545,481	70,840,736

Communications Equipment 5.52%		111,495,426
Alcatel-Lucent, SADR	35,528,921	69,991,974
Motorola, Inc.	9,368,725	41,503,452

Computer Hardware 1.98%		40,002,933
Dell, Inc. (I)	4,210,835	40,002,933

Consumer Finance 1.74%		35,210,752
Capital One Financial Corp.	2,222,901	35,210,752

Data Processing & Outsourced Services 1.34%		27,091,428
Affiliated Computer Services, Inc. Class A (I)	590,742	27,091,428

Department Stores 3.58%		72,353,300
J.C. Penney Co., Inc.	4,319,600	72,353,300

Diversified Banks 1.89%		38,198,648
Comerica, Inc.	2,292,836	38,198,648

Diversified Capital Markets 3.38%		68,260,599
UBS AG (I)	5,482,779	68,260,599

Diversified Financial Services 5.78%		116,829,820
Bank of America Corp.	4,834,650	31,811,997
Citigroup, Inc.	9,570,025	33,973,589
JPMorgan Chase & Co.	2,000,950	51,044,234

Electronic Manufacturing Services 1.41%		28,519,656
Tyco Electronics, Ltd.	2,014,100	28,519,656

Health Care Distributors 5.49%		110,898,609
AmerisourceBergen Corp.	2,348,449	85,295,668
Cardinal Health, Inc.	680,025	25,602,941

Home Improvement Retail 1.92%		38,688,334
Home Depot, Inc.	1,796,950	38,688,334

Household Appliances 2.00%		40,460,329
Whirlpool Corp.	1,210,300	40,460,329

Industrial Conglomerates 0.56%		11,215,221
Tyco International, Ltd.	533,550	11,215,221

John Hancock Classic Value Fund
Securities owned by the Fund on
January 31, 2009 (Unaudited)

Issuer	Shares	Value

Integrated Oil & Gas 2.60%		52,586,354
BP PLC, ADR	1,238,200	52,586,354

Investment Banking & Brokerage 2.41%		48,589,931
Morgan Stanley	2,401,875	48,589,931

Leisure Products 1.85%		37,306,659
Mattel, Inc.	2,629,081	37,306,659

Life & Health Insurance 2.70%		54,503,250
Torchmark Corp.	1,816,775	54,503,250

Managed Health Care 2.39%		48,353,497
WellPoint, Inc.	1,166,550	48,353,497

Multi-Line Insurance 1.20%		24,143,974
MetLife, Inc.	840,375	24,143,974

Multi-Utilities 6.44%		130,053,488
Sempra Energy	1,849,425	81,078,792
Wisconsin Energy Corp.	1,098,580	48,974,696

Oil & Gas Equipment & Services 2.17%		43,764,600
BJ Services Co.	3,978,600	43,764,600

Oil & Gas Exploration & Production 0.26%		5,250,000
Apache Corp.	70,000	5,250,000

Packaged Foods & Meats 2.23%		45,083,345
Sara Lee Corp.	4,494,850	45,083,345

Personal Products 1.42%		28,742,475
Avon Products, Inc.	1,405,500	28,742,475

Pharmaceuticals 6.84%		138,208,291
Johnson & Johnson	802,400	46,290,456
Merck & Co., Inc.	2,118,875	60,493,881
Schering-Plough Corp.	1,789,519	31,423,954

Property & Casualty Insurance 5.34%		107,906,172
Allstate Corp.	3,413,650	73,973,795
Fidelity National Financial, Inc.	2,320,956	33,932,377

Regional Banks 1.01%		20,504,023
PNC Financial Services Group, Inc.	630,505	20,504,023

Systems Software 6.79%		137,192,910
CA, Inc.	4,139,433	74,468,400
Microsoft Corp.	3,668,100	62,724,510

Issuer, description, maturity date	Shares	Value
Short-term investments 1.96%		$39,556,123
(Cost $39,563,335)

U.S. Government Agency 1.96%		39,556,123
U.S. Treasury Bill,
Discount Note	$39,600	39,556,123

John Hancock Classic Value Fund
Securities owned by the Fund on
January 31, 2009 (Unaudited)

Total investments (Cost $3,718,509,620)† 100.43%	$2,028,822,274

Other assets and liabilities, net (0.43%)	($8,589,128)

Total net assets 100.00%	$2,020,233,146

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipt

SADR Sponsored American Depositary Receipt

(I) Non-income producing security.

† At January 31, 2009, the aggregate cost of investment securities for federal income tax purposes was $3,720,523,132. Net unrealized depreciation aggregated $1,691,700,858 of which $38,756,413 related to appreciated investment securities and $1,730,457,271 related to depreciated investment securities.

Notes to portfolio of investments

Security valuation
Investments are stated at value as of the close of the regular trading on New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are value based on broker quotes or fair valued as described below. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157 (FAS 157). FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

4

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2009:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*

Level 1 – Quoted Prices	$1,989,266,151	-
Level 2 – Other Significant Observable Inputs	39,556,123	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$2,028,822,274	-

* Other financial instruments are derivative instruments not reflected in the Fund of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Risks and uncertainties

Concentration Risk
The Funds may concentrate investments in a particular industry, sector of the economy or invest in a limited number of companies. Accordingly, the concentration may make the Fund’s value more volatile and investment values may rise and fall more rapidly. In addition, a Fund with a concentration is particularly susceptible to the impact of market, economic, regulatory and other factors affecting the specific concentration.

Sector risk— financial industry
Fund performance will be closely tied to a single sector of the economy, which may underperform other sectors over any given period of time. Financial services companies can be hurt by economic declines, changes in interest rates, regulatory and market impacts. Accordingly, the concentration may make the Fund’s value more volatile and investment values may rise and fall more rapidly.

5

# For more information

**Trustees**
Patti McGill Peterson, *Chairperson*
James R. Boyle†
James F. Carlin
William H. Cunningham*
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky
†Non-Independent Trustee
*Member of the Audit Committee

**Officers**
Keith F. Hartstein
*President and Chief Executive Officer*

Thomas M. Kinzler
*Secretary and Chief Legal Officer*

Francis V. Knox, Jr.
*Chief Compliance Officer*

Charles A. Rizzo
*Chief Financial Officer*

Gordon M. Shone
*Treasurer*

John G. Vrysen
*Chief Operating Officer*

**Investment adviser**
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

**Subadviser**
Pzena Investment Management, LLC
120 West 45th Street, 20th Floor
New York, NY 10036

**Principal distributor**
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

**Custodian**
State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

**Transfer agent**
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

**Legal counsel**
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

**How to contact us**

| | | |
|---|---|---|
| **Internet** | www.jhfunds.com | |
| **Mail** | **Regular mail:**<br>John Hancock Signature Services, Inc.<br>P.O. Box 9510<br>Portsmouth, NH 03802-9510 | **Express mail:**<br>John Hancock Signature Services, Inc.<br>Mutual Fund Image Operations<br>164 Corporate Drive<br>Portsmouth, NH 03801 |
| **Phone** | Customer service representatives<br>EASI-Line<br>TDD line | **1-800-225-5291**<br>**1-800-338-8080**<br>**1-800-554-6713** |

This report is for the information of the shareholders of John Hancock Classic Value Fund.

380Q1 1/09
3/09

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Capital Series

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: March 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: March 20, 2009

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: March 20, 2009